CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables	239,410	243,977
Receivables from financing activities	732,947	790,377
Current tax receivables	6,125	1,312
Other current assets	45,441	53,729
Total	1,023,923	1,089,395

Trade receivables
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables due from:
FCA Group companies	75,245	75,694
Dealers	48,166	47,208
Sponsors	30,058	42,789
Brand activities	33,283	15,650
Other	52,658	62,636
Total	239,410	243,977

Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 15 to 60 days from the date of invoice.
Trade receivables due from FCA Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A. and Officine Maserati Grugliasco S.p.A. (together “Maserati”) which are controlled by the FCA Group. For additional information, see Note 29.
Trade receivables due from sponsors relate to amounts receivable from sponsors of the Group’s Formula 1 activities.
Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities.
The Group is not exposed to concentration of third party credit risk.
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables denominated in:
Euro	172,492	155,545
U.S. Dollar	53,618	62,701
Pound Sterling	2,915	1,222
Chinese Yuan	2,947	3,819
Japanese Yen	3,151	16,310
Other	4,287	4,380
Total	239,410	243,977

Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience. Accruals to the allowance for doubtful accounts are recorded in selling, general and administrative costs in the consolidated income statement. Changes in the allowance for doubtful accounts during the year were as follows:

	2017	2016
	(€ thousand)
At January 1,	19,174	18,371
Provision	3,231	3,504
Use and other changes	(412)	(2,701)
At December 31,	21,993	19,174

Receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2017	2016
	(€ thousand)
Client financing	704,014	758,679
Dealer financing	28,933	31,698
Total receivables from financing activities	732,947	790,377

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks. Accruals to the allowance for doubtful accounts are recorded in cost of sales in the consolidated income statement. Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2017	2016
	(€ thousand)
At January 1,	11,556	18,671
Provision	3,530	2,455
Change in scope of consolidation	—	(8,409)
Use and other changes	(8,138)	(1,161)
At December 31,	6,948	11,556

Client financing
Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisition. During 2017 the average contractual duration at inception of such contracts was approximately 66 months and the weighted average interest rate was approximately 5.1 percent. Receivables for client financing are generally secured on the titles of cars or other personal guarantees.
Following the sale of a majority stake in FFS GmbH to FCA Bank and the deconsolidation of FFS GmbH on November 7, 2016, client financing mainly relates to activities in the United States and is denominated in U.S. Dollars.
Dealer financing
The Group provides dealer financing in the United States. Receivables for dealer financing are typically generated by sales of cars managed under dealer network financing programs as a component of the portfolio of the financial services companies. In 2017 these receivables were interest bearing at a rate between 3.3 percent and 6.0 percent (between 2.9 percent and 5.2 percent in 2016), with the exception of an initial limited, non-interest bearing period. The contractual terms governing the relationships with the dealer network vary from country to country, although payment terms generally range from 1 to 6 months. Receivables on dealer financing are generally secured by the title of the car or other collateral.
Other current assets
Other current assets are as follows:

	At December 31,
	2017	2016
	(€ thousand)
Prepayments	27,980	31,611
Italian and foreign VAT credits	11,988	12,032
Due from personnel	959	747
Security deposits	1,014	932
Other receivables	3,500	8,407
Total other current assets	45,441	53,729

At December 31, 2017, the Group had provided guarantees through third parties amounting to €132,014 thousand (€89,014 thousand at December 31, 2016), principally to banks and relevant tax authorities in relation to (i) a U.S. Dollar denominated credit facility of FFS Inc, (ii) the validity of value added tax (“VAT”) and duties for which the Group requested reimbursement from the relevant tax authorities, (iii) the VAT related to temporary import of classic cars for restoration activities which would become due if the car is not exported.
The analysis of current receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2017
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	207,074	—	—	32,336	239,410
Receivables from financing activities	144,621	529,489	46,894	11,943	732,947
Client financing	134,972	513,079	44,020	11,943	704,014
Dealer financing	9,649	16,410	2,874	—	28,933
Current tax receivables	5,667	458	—	—	6,125
Other current receivables	16,767	682	7	5	17,461
Total	374,129	530,629	46,901	44,284	995,943

	At December 31, 2016
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,402	8	—	18,567	243,977
Receivables from financing activities	146,412	554,030	48,341	41,594	790,377
Client financing	136,602	536,954	43,529	41,594	758,679
Dealer financing	9,810	17,076	4,812	—	31,698
Current tax receivables	690	622	—	—	1,312
Other current receivables	21,572	539	7	—	22,118
Total	394,076	555,199	48,348	60,161	1,057,784

Receivables from financing activities at December 31, 2017 and 2016 relate entirely to the financial services portfolio and are generally secured on the titles of cars or other guarantees.